Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

At December 31, 2024 and December 31, 2023, the Company’s assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2024				December 31, 2023
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$—	—	—	$—	$—	—	—	$—
Total assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities:
Warrant liabilities - January 2022 warrants	$—	$—	$1	$1	$—	$—	$1	$1
Warrant liabilities - March 2022 warrants	—	—	15	15	—	—	7	7
Warrant liabilities - August 2022 warrants	—	—	46	46	—	—	18	18
Warrant liabilities - December 2022 warrants	—	—	934	934	—	—	1,264	1,264
Total liabilities	$—	$—	$996	$996	$—	$—	$1,290	$1,290

Schedule of Company’s Assumptions Used in the Valuations

The following table summarizes the Company’s assumptions used in the valuations as of December 31, 2024 and 2023:

	January 2022 Warrants	March 2022 Warrants	August 2022 Warrants	December 2022 Warrants
	December 31, 2024
Stock price	$28.99	$28.99	$28.99	$28.99
Exercise price	$22,440.00	$6,450.00	$3,690.00	$0.14
Expected term (in Years)	2.08	2.73	3.14	2.97
Volatility	171.00%	171.00%	171.00%	171.00%
Discount rate - treasury yield	4.27%	4.27%	4.27%	4.27%

	January 2022 Warrants	March 2022 Warrants	August 2022 Warrants	December 2022 Warrants
	December 31, 2023
Stock price	$1.26	$1.26	$1.26	$1.26
Exercise price	$1,496.00	$430.00	$246.00	$3.45
Expected term (in Years)	3.57	4.13	4.13	4.13
Volatility	138.00%	136.00%	136.00%	136.00%
Discount rate - treasury yield	3.96%	3.91%	3.91%	3.91%

Schedule of Changes in the Fair Value of the Level 3 Warrant Liabilities

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the years ended December 31, 2024 and 2023:

	2024	2023
Warrant liabilities - beginning of period	$1,290	$5,985
Initial fair value of warrant liabilities	5,601	—
Exercise of warrants	(3,026)	—
Reclassification of warrant liabilities to equity	(20,771)	—
Change in estimated fair value	17,902	(4,695)
Warrant liabilities end of period	$996	$1,290